Significant Accounting Policies - Summary of Intangible Assets Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2019
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Bottom of range [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Top of range [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years